FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Schedule of Non-Derivative Instruments Designated as Net Investment Hedges (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Hedging instrument, assets			$ 5
Net Investment Hedge
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount		$ 250		$ 250
Hedging instrument, assets	$ 343		360
Cash Flow Hedges
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount			360
Hedging instrument, assets			$ 5